FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	£ 7,600,981.0	£ 7,111,850.0
Hedging instruments
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	547,576.0	619,812.0
Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	464,744.0	604,602.0
Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Hedging instrument, assets	211.0	569.0
Gains (losses) on hedging instrument, fair value hedges	988.0	1,144.0
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	(441.0)	(1,001.0)
Fair value hedges | Interest rate swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	215,325.0	183,489.0
Fair value hedges | Liabilities
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	35,360.0	62,295.0
Fair value hedges | Hedging instruments
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	215,361.0	183,523.0
Fair value hedges | Hedging instruments | Interest rate swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	215,325.0	183,489.0
Fair value hedges | Assets
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	107,340.0	102,969.0
Fair value hedges | Sterling LIBOR | Liabilities
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	10,518.0	9,186.0
Fair value hedges | Sterling LIBOR | Assets
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	103,438.0	98,278.0
Fair value hedges | Interest rate benchmark reform amendments | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	116,498.0	117,076.0
Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	326,386.0	426,740.0
Hedging instrument, liabilities	30.0	388.0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(2.0)	134.0
Cash flow hedges | Interest rate swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	326,386.0	426,740.0
Cash flow hedges | Hedging instruments
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	332,215.0	436,289.0
Cash flow hedges | Hedging instruments | Interest rate swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	326,386.0	426,740.0
Cash flow hedges | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	16,523.0	25,438.0
Cash flow hedges | US Dollar LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	3,720.0	1,350.0
Cash flow hedges | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	20,243.0	29,202.0
Cash flow hedges | Interest rate benchmark reform amendments | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	£ 302,707.0	£ 400,439.0